CONTINGENT AND COMMITMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Mar. 15, 2017	Oct. 26, 2016	Apr. 23, 2012
Loss Contingencies [Line Items]
Value of transferring or dissipating assets	$ 1,601
Date of complaint	Mar. 15, 2017
Name of complainant	Prassas Capital, LLC
Description of complaint	alleging breach of contract
Description of damages sought

(a) unpaid fees in the amount of $1,601 plus interest, (b) issuance of an order of prejudgment attachment and garnishment on the Company’s bank accounts, other property held by the Company and all payments owed to the Company from third parties, (c) an injunction restraining the Company from transferring funds or property outside of the court’s jurisdiction or alternatively that the court appoint a receiver to manage, operate, control and take possession of the Company’s assets, and (d) a declaration that Prassas Capital, LLC has been granted a contractual right to purchase 53,847 shares of Common Stock at a price of $6.50 per share (after giving effect to the reverse stock split described below)

Domicile of litigation	Western District of North Carolina
Unpaid fees sought as damages	$ 1,601
Shares of common stock	53,847
Price per share	$ 6.50
JS Barkats PLLC [Member]
Loss Contingencies [Line Items]
Legal fees			$ 428
Legal fees including interest			$ 652
Value of transferring or dissipating assets		$ 652
Unpaid fees sought as damages		$ 652